Statements of Consolidated Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Cash dividends (in dollars per share)	$ 3.44	$ 3.4	$ 3.36